FAIR VALUE MEASUREMENTS (Schedule of Financial Assets Measured at Fair Value on Recurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term bank deposits	$ 525.7	$ 134.0
Foreign currency derivative contracts	29.8	3.3
Total financial assets	4,371.5	2,787.1
Cash [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	109.8	54.5
Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	1,464.5	158.1
Short term deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	225.7	293.6
Debt securities issued by the U.S. Treasury and other U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	474.3	518.4
Debt securities issued by other governments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	39.3	55.4
Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	1,502.4	1,569.8
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term bank deposits	525.7	134.0
Total financial assets	2,325.7	640.2
Fair Value, Inputs, Level 1 | Cash [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	109.8	54.5
Fair Value, Inputs, Level 1 | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	1,464.5	158.1
Fair Value, Inputs, Level 1 | Short term deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	225.7	293.6
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts	29.8	3.3
Total financial assets	2,025.6	2,126.7
Estimated fair value of the convertible notes	2,007.4
Fair Value, Inputs, Level 2 | Debt securities issued by the U.S. Treasury and other U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	474.3	518.4
Fair Value, Inputs, Level 2 | Debt securities issued by other governments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	39.3	55.4
Fair Value, Inputs, Level 2 | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	1,482.2	1,549.6
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	20.2	20.2
Fair Value, Inputs, Level 3 | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 20.2	$ 20.2